UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2613

                          Scudder Cash Investment Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Cash Investment Trust
Investment Portfolio as of August 31, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                                             Amount ($)       Value ($)
                                                                                           ---------------------------------

Asset Backed 4.8%
Granite Mortgage PLC, "1A1", Series 2004-1, 1.57%*, 12/20/2004                                 9,991,561          9,991,561
Nissan Auto Receivables Owners Trust, "1A1", Series 2004-A, 1.07%, 3/15/2005                   2,649,931          2,649,931
Permanent Financing PLC, "1A", Series 4, 1.52%*, 3/10/2005                                    25,000,000         25,000,000
                                                                                                            ---------------
Total Asset Backed (Cost $37,641,492)                                                                            37,641,492

US Government Sponsored Agencies 10.8%
Federal Home Loan Mortgage Corp.:
1.4%**, 1/11/2005                                                                             25,000,000         24,871,667
1.538%*, 10/7/2005                                                                            30,000,000         30,000,000
Federal National Mortgage Association:
1.08**, 9/10/2004                                                                             10,000,000          9,997,300
1.62%**, 11/3/2004                                                                            15,000,000         14,957,475
1.75%, 5/23/2005                                                                               5,000,000          5,000,000
                                                                                                            ---------------
Total US Government Sponsored Agencies (Cost $84,826,442)                                                        84,826,442

Certificates of Deposit and Bank Notes 16.9%
ABN AMRO Bank NV, 1.17%, 1/3/2005                                                             10,000,000         10,000,000
Barclays Bank PLC, 1.27%, 1/12/2005                                                            5,000,000          5,000,000
BNP Paribas, 1.55%, 10/22/2004                                                                23,000,000         22,996,346
Credit Agricole Indosuez SA, 1.18%, 10/29/2004                                                10,000,000         10,000,000
Depfa Bank Europe PLC, 1.185%, 10/26/2004                                                     20,000,000         20,000,000
HBOS Treasury Services PLC, 1.08%, 9/27/2004                                                   5,000,000          5,000,000
Lloyds Bank, 1.25%, 10/15/2004                                                                10,000,000         10,001,189
Societe Generale:
1.17%, 10/22/2004                                                                             15,000,000         15,000,000
1.185%, 1/4/2005                                                                              10,000,000         10,000,000
Toronto Dominion Bank, 1.14%, 12/30/2004                                                      25,000,000         25,000,000
                                                                                                            ---------------
Total Certificates of Deposit and Bank Notes (Cost $132,997,535)                                                132,997,535

Commercial Paper 33.6%
Apreco LLC, 1.69%**, 11/15/2004                                                                6,880,000          6,855,777
Bristol-Myers Squibb Co., 1.53%**, 9/9/2004                                                   30,000,000         29,989,800
Cancara Asset Securitization LLC, 1.59%**, 10/20/2004                                         14,544,000         14,512,524
CC (USA), Inc.:
1.6%**, 10/26/2004                                                                            20,000,000         19,951,490
1.61%**, 10/29/2004                                                                           10,000,000          9,974,061
CIT Group, Inc.:
1.55%**, 11/29/2004                                                                           10,000,000          9,961,680
1.73%**, 11/29/2004                                                                           10,000,000          9,957,231
Compass Securitization LLC, 1.54%**, 9/10/2004                                                25,000,000         24,990,375
Dorada Finance, Inc.:
1.55%**, 10/15/2004                                                                           10,000,000          9,981,056
1.59%**, 10/20/2004                                                                            6,650,000          6,635,608
Falcon Asset Securitization Corp., 1.54%**, 9/15/2004                                         25,000,000         24,985,028
General Electric Capital Corp., 1.49%**, 9/20/2004                                            25,000,000         24,980,340
Grampian Funding Ltd., 1.52%**, 11/22/2004                                                     5,000,000          4,982,689
Jupiter Securitization Corp., 1.53%**, 9/7/2004                                               12,000,000         11,996,940
K2 (USA) LLC:
1.09**, 9/28/2004                                                                             10,000,000          9,991,825
1.51%**, 11/30/2004                                                                           10,000,000          9,962,250
Province of Quebec, 1.34%**, 1/11/2005                                                        35,000,000         34,828,033
                                                                                                            ---------------
Total Commercial Paper (Cost $264,536,707)                                                                      264,536,707

Floating Rate Notes* 16.4%
American Express Credit Corp., 1.573%, 8/9/2005                                               15,000,000         15,006,450
American Honda Finance Corp., 144a, 1.56%, 9/10/2004                                           5,000,000          5,000,242
Credit Suisse First Boston, 1.41%, 9/9/2005                                                   15,000,000         15,003,590
Depfa Bank Europe PLC, 1.27%, 6/15/2005                                                       10,000,000         10,000,000
Goldman Sachs Group, Inc., 1.98%, 4/26/2005                                                    5,000,000          5,011,240
Morgan Stanley:
1.64%, 1/6/2005                                                                               10,000,000         10,000,000
1.64%, 4/19/2005                                                                              20,000,000         20,000,000
Norddeutsche Landesbank, 1.52%, 3/29/2005                                                     20,000,000         19,998,862
Sheffield Receivables Corp., 1.565%, 1/25/2005                                                10,000,000          9,999,598
Swedbank AB, 1.534%, 10/12/2004                                                                9,000,000          8,999,847
Tango Finance Corp., 144A, 1.57%, 3/22/2005                                                   10,000,000          9,999,717
                                                                                                            ---------------
Total Floating Rate Notes (Cost $129,019,546)                                                                   129,019,546

Promissory Notes 1.9%
Goldman Sachs Group, Inc., 1.25%, 10/25/2004
(Cost $15,000,000)                                                                            15,000,000         15,000,000

Repurchase Agreements 15.6%
Bank of America, 1.59%, dated 8/31/2004,
to be repurchased at $20,000,883 on 9/1/2004 (a)                                              20,000,000         20,000,000
JPMorgan Chase, Inc., 1.59%, dated 8/31/2004,
to be repurchased at $100,004,417 on 9/1/2004 (b)                                            100,000,000        100,000,000
State Street Bank and Trust Co., 1.51%, dated 8/31/2004,
to be repurchased at $3,276,137 on 9/1/2004 (c)                                                3,276,000          3,276,000
                                                                                                            ---------------
Total Repurchase Agreements (Cost $123,276,000)                                                                 123,276,000

                                                                                                            ---------------

Total Investment Portfolio  (Cost $787,297,722)                                                                 787,297,722
                                                                                                           ================


* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2004.

**   Annualized yield at the time of purchase; not a coupon rate.

(a) Collateralized by a 21,649,882, Federal National Mortgage Association, 5.500%, maturity on 5/1/2034 with a value of $20,400,001.

(b) Collateralized by a 109,965,000, Government National Mortgage Association, 5.000%, maturity on 2/15/2034 with a value of $102,004,579.

(c) Collateralized by a 3,195,000, Federal National Mortgage Association, 5.500%, maturity on 2/15/2006 with a value of $3,343,590.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Investment Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Investment Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004